Statements of Stockholders Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ 374,081	$ 47	$ 1,000,212	$ (184)	$ (625,994)
Beginning Balance (shares) at Dec. 31, 2021		47,241,000
Issuance of common stock through employee stock purchase plan	4,202	$ 0	4,202
Issuance of common stock through employee stock purchase plan (shares)		193,000
Issuance of common stock for settlement of RSUs (shares)		241,000
Stock option exercises	3,840	$ 1	3,839
Stock option exercises (shares)		790,000
Stock-based compensation expense	27,203		27,203
Unrealized gain (loss) on available-for-sale securities	(380)			(380)
Net loss	(162,956)				(162,956)
Ending Balance at Dec. 31, 2022	245,990	$ 48	1,035,456	(564)	(788,950)
Ending Balance (shares) at Dec. 31, 2022		48,465,000
Issuance of common stock through employee stock purchase plan	7,510	$ 1	7,509
Issuance of common stock through employee stock purchase plan (shares)		559,000
Issuance of common stock for settlement of RSUs (shares)		708,000
Stock option exercises	2,917	$ 1	2,916
Stock option exercises (shares)		585,000
Stock-based compensation expense	38,634		38,634
Unrealized gain (loss) on available-for-sale securities	632			632
Net loss	(172,797)				(172,797)
Ending Balance at Dec. 31, 2023	122,886	$ 50	1,084,515	68	(961,747)
Ending Balance (shares) at Dec. 31, 2023		50,317,000
Issuance of common stock through employee stock purchase plan	2,201	$ 1	2,200
Issuance of common stock through employee stock purchase plan (shares)		1,040,000
Issuance of common stock for settlement of RSUs	295	$ 2	293
Issuance of common stock for settlement of RSUs (shares)		1,515,000
Stock option exercises	$ 83	$ 0	83
Stock option exercises (shares)	72	72,000
Stock-based compensation expense	$ 29,356		29,356
Unrealized gain (loss) on available-for-sale securities	(26)			(26)
Net loss	(127,976)				(127,976)
Ending Balance at Dec. 31, 2024	$ 26,819	$ 53	$ 1,116,447	$ 42	$ (1,089,723)
Ending Balance (shares) at Dec. 31, 2024		52,944,000